Common Stock - Schedule of Warrants and Options Outstanding and Exercisable (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 07, 2017
Warrant outstanding	1,206,000	1,000,000
Class A Warrants [Member]
Warrant outstanding	1,000,000	1,000,000
Warrant exercise price	$ 0.50	$ 0.50	$ 0.50
Remaining Term	24 months	24 years
Class B Warrants [Member]
Warrant outstanding	206,000
Warrant exercise price	$ 1.20		$ 1.20
Remaining Term	24 months